UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: February 28, 2010

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
2/28/10 (Unaudited)

Key to holding's abbreviations
ABAG -- Association Of Bay Area Governments
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.4%)
Territory of GU Rev. Bonds (Section 30), Ser. A,
5 3/4s, 12/1/34	BBB-	$1,000,000	$1,018,570
			1,018,570

New Jersey (82.4%)
Atlantic Cnty., COP (Pub. Fac. Lease Agreement), FGIC,
NATL, 7.4s, 3/1/10	Aa3	2,000,000	2,000,000
Bayonne, G.O. Bonds (School Bldg.), AGM, 5s, 7/15/25	Aa2	2,009,000	2,147,079
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	1,213,317
Camden Cnty., Impt. Auth. VRDN (Harvest Village),
Ser. A, 0.18s, 7/1/29	A-1+	1,245,000	1,245,000
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A,
NATL, 5 1/4s, 6/1/21	A	5,405,000	5,498,615
Cumberland Cnty., Impt. Auth. Solid Waste Syst. Rev.
Bonds, Ser. A, 5s, 1/1/30	Baa1	2,350,000	2,303,494
Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5 1/2s, 10/1/30	A1	1,290,000	1,437,834
Ser. 06, AMBAC, 5 1/4s, 12/15/20	A1	1,000,000	1,151,150
AMBAC, 5s, 12/15/23	A1	2,000,000	2,138,040
Freehold, Regl. High School Dist. G.O. Bonds, FGIC,
NATL, 5s, 3/1/19	AA	1,500,000	1,756,890
Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5 3/4s,
11/1/28	AAA	2,000,000	2,474,720
Ser. B, AGM, zero %, 11/1/24	AAA	6,000,000	3,129,120
Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	AA+	2,310,000	2,512,910
5s, 4/1/23	AA+	500,000	560,960
Hillsborough Twp., School Dist. G.O. Bonds, AGM,
5 3/8s, 10/1/21	AAA	1,720,000	2,100,051
Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s,
1/1/14	BBB/P	1,700,000	1,847,662
Lafayette Yard, Cmnty. Dev. Rev. Bonds
(Hotel/Conference Ctr.), NATL, 6 1/8s, 4/1/16
(Prerefunded)	AAA/P	890,000	902,985
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31	AA/P	1,500,000	1,366,365
(North Brunswick Twp.), Ser. A, FGIC, NATL, 5s, 10/1/20	A1	1,000,000	1,052,790
Middlesex Cnty., Util. Auth. Swr. Rev. Bonds, Ser. A,
NATL, 6 1/4s, 8/15/10	A	345,000	348,129
Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aa1	1,150,000	1,378,643
Monroe Twp., Muni. Util. Auth. Middlesex Cnty., Rev.
Bonds, FGIC, 5 1/8s, 2/1/17	Aa2	505,000	515,842
New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, NATL, 5s,
9/1/24	A+	1,225,000	1,274,478
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Term.), NATL, 5 1/4s, 1/1/22 (Prerefunded)	AA-	2,260,000	2,605,983
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	1,000,000	1,122,010
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	1,300,000	1,301,014
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,500,000	1,261,590
(Burlington Coat Factory), 6 1/8s, 9/1/10	A1	360,000	360,731
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	674,093
(Franciscan Oaks), 5 3/4s, 10/1/23	BB/P	1,755,000	1,581,694
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,950,000	2,929,557
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	AA-	1,500,000	1,552,245
(School Fac. Construction), Ser. Y, 5s, 9/1/33	AA-	500,000	504,825
Ser. U, AGM, 5s, 9/1/32	AAA	1,000,000	1,029,580
(School Fac. Construction), Ser. P, 5s, 9/1/30	AA-	2,040,000	2,075,251
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	1,000,000	1,003,400
(School Fac. Construction), Ser. L, AGM, 5s, 3/1/24	AAA	400,000	419,236
(School Fac. Construction), Ser. L, AGM, 5s, 3/1/23	AAA	2,545,000	2,691,032
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	162,456
NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds

(Disp. Waste Mgt.), 5.3s, 6/1/14	BBB	1,500,000	1,624,020
NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (American
Wtr. Co.), Ser. A, 5.7s, 10/1/39	A2	3,500,000	3,470,145
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll.,
6 3/4s, 7/1/19 (Prerefunded)	AAA	5,000,000	6,147,000
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	1,000,000	1,011,660
(Atlantic City Med.), 6 1/4s, 7/1/17	A+	560,000	587,194
(Atlantic City Med.), 6 1/4s, 7/1/17 (Prerefunded)	A+	440,000	495,845
(Chilton Memorial Hosp.), 5 3/4s, 7/1/39	Baa1	2,000,000	1,971,100
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	3,510,000	3,514,282
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,493,660
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	975,000	999,843
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/36	Baa3	600,000	582,096
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/30	Baa3	900,000	889,083
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	Aa3	1,000,000	1,030,980
(Hunterdon Med. Ctr.), Ser. A, 5 1/4s, 7/1/25	A-	700,000	715,050
(Englewood Hosp.), NATL, FHA Insd., 5 1/4s, 2/1/16	A	1,615,000	1,684,703
(Hackensack U. Med. Ctr.), 5 1/8s, 1/1/21	Baa1	1,425,000	1,443,696
(Hlth. Care Fac. Good Shepherd), Radian Insd., 5.1s,
7/1/21	BB+/P	1,010,000	889,628
(South Jersey Hosp.), 5s, 7/1/46	A2	3,055,000	2,965,183
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	1,710,000	1,653,998
(Englewood Hosp.), NATL, FHA Insd., 5s, 8/1/31	A	1,250,000	1,253,313
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	AA-	1,000,000	1,016,000
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	685,000	697,090
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/26	A-	510,000	511,887
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,523,460
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A+	1,555,000	1,600,048
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/24	Baa3	400,000	384,148
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A+	1,500,000	1,548,180
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	1,001,320
NJ Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hospital Corp.), Ser. B, 0.17s, 7/1/36	VMIG1	1,800,000	1,800,000
Ser. A, 0.16s, 7/1/31	VMIG1	3,000,000	3,000,000
NJ State COP (Equip. Lease Purchase), Ser. A, 5 1/4s,
6/15/29	AA-	250,000	258,708
NJ State G.O. Bonds
FGIC, NATL, 6s, 2/15/11	Aa3	665,000	700,863
5s, 6/1/27	AA	1,500,000	1,620,870
5s, 6/1/20	AA	2,000,000	2,287,760
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	AA-	2,400,000	1,107,552
NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, 7 1/2s, 12/1/32	Baa2	500,000	565,455
(Georgian Court College), Ser. C, U.S. Govt. Coll.,
6 1/2s, 7/1/33 (Prerefunded)	AAA	1,250,000	1,468,150
(Seton Hall U.), Ser. E, 6 1/4s, 7/1/37	A	750,000	845,978
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,000,000	1,023,570
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A3	1,635,000	1,727,835
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB-/F	1,000,000	1,003,540
(Richard Stockton College), Ser. A, 5 3/8s, 7/1/38	A3	500,000	520,555
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A2	500,000	511,125
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	1,575,000	1,593,018
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	Aa3	1,000,000	1,037,160
(Ramapo College of NJ), Ser. E, FGIC, 5s, 7/1/28
(Prerefunded)	A3	3,590,000	4,140,598
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	Aa3	2,000,000	2,109,900
(Georgian Court U.), Ser. D, 5s, 7/1/27	Baa1	1,000,000	989,880
(College of NJ), Ser. D, AGM, 5s, 7/1/26	AAA	1,000,000	1,066,530
(College of NJ), Ser. D, AGM, 5s, 7/1/25	AAA	1,500,000	1,608,570
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22	A2	1,110,000	1,162,181
(Rowan U.), Ser. C, NATL, 5s, 7/1/21 (Prerefunded)	A+	1,565,000	1,801,472
(Higher Ed. Cap. Impt. Fund), Ser. A, AGM, 5s, 9/1/17	AAA	4,315,000	4,765,098
NJ State Higher Ed. Assistance Auth. Rev. Bonds
(Student Loan), Ser. A
5 5/8s, 6/1/30	AA	1,750,000	1,857,975
5s, 6/1/18	AA	2,000,000	2,131,920
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	Aa2	990,000	1,083,961
Ser. E1, AGM, 5.7s, 5/1/20	AAA	410,000	412,366
NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Prerefunded)	A+	4,000,000	4,690,680
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	2,080,060
Ser. A, AMBAC, 5s, 1/1/30	A+	3,000,000	3,063,360
Ser. A, AGM, 5s, 1/1/20	AAA	4,000,000	4,297,400
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.
Syst.), Ser. A
5 7/8s, 12/15/38	AA-	1,350,000	1,492,628
AMBAC, 5s, 12/15/27	AA-	2,475,000	2,598,428
zero %, 12/15/33	AA-	5,100,000	1,258,782
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds,
NATL
zero %, 12/15/27	A2	1,005,000	380,955
zero %, 12/15/26	A2	1,000,000	406,900
Northern Burlington Cnty., Regl. School Dist. G.O.
Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa2	1,130,000	1,307,399
Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL,
5 1/4s, 1/1/22	Aa1	2,000,000	2,414,160
Rutgers State U. COP, AMBAC, 5s, 1/1/24	AA	1,800,000	1,897,830
Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	AA	3,180,000	3,381,040
Ser. F, 5s, 5/1/30	AA	1,000,000	1,068,890
Ser. E, FGIC, NATL, 5s, 5/1/25	AA	1,330,000	1,417,182
Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds,
Ser. A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,234,900
South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A	1,250,000	1,253,588
Stony Brook, Regl. Swr. Rev. Bonds, Ser. B, 5.45s,
12/1/12	Aa2	630,000	677,408

Sussex Cnty., Muni. Util. Auth. (Waste Wtr. Facs.),
Ser. B, AGM, zero %, 12/1/30	AAA	1,500,000	563,010
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded)	Aaa	1,500,000	1,706,805
6s, 6/1/37 (Prerefunded)	Aaa	4,500,000	5,020,470
Ser. 1A, 5s, 6/1/41	BBB	2,000,000	1,356,040
Ser. 1A, 5s, 6/1/29	BBB	4,850,000	3,789,548
Ser. 1A, 4 5/8s, 6/1/26	BBB	3,000,000	2,474,670
Ser. 1A, 4 1/2s, 6/1/23	BBB	1,820,000	1,730,001
U. of Medicine & Dentistry Rev. Bonds, Ser. E, NATL,
6 1/2s, 12/1/12 (Prerefunded)	A	2,550,000	2,783,300
			202,883,407

New York (3.7%)
NY City, G.O. Bonds, Ser. C, 5s, 8/1/24	AA	2,445,000	2,653,070
Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s,
6/1/94	Aa3	5,000,000	5,876,150
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	600,000	527,430
			9,056,650

Pennsylvania (3.0%)
Delaware River Port Auth. Rev. Bonds (Port Dist.),
Ser. B, AGM, 5 5/8s, 1/1/26	AAA	7,490,000	7,496,284
			7,496,284

Puerto Rico (8.5%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	3,300,000	3,382,170
6s, 7/1/38	Baa3	4,500,000	4,615,065
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	35,000	35,070
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	BBB	1,000,000	1,036,710
Ser. X, 5 1/2s, 7/1/13	BBB+	380,000	399,384
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,009,840
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	BBB+	1,025,000	1,040,857
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5 1/4s, 8/1/24	Baa3	1,250,000	1,251,688
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa3	1,000,000	972,630
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s,
7/1/29	Baa3	570,000	559,774
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, 6s, 8/1/42	A+	5,000,000	5,230,050
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,500,000	1,459,665
			20,992,903

Virgin Islands (0.7%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	450,000	454,212
(Hovensa Refinery Fac.), 5 7/8s, 7/1/22	Baa3	750,000	751,200
Ser. A-1, 5s, 10/1/39	Baa2	525,000	482,423
			1,687,835

TOTAL INVESTMENTS

Total investments (cost $230,977,896) (b)			$243,135,649

NOTES

(a) Percentages indicated are based on net assets of $246,252,123.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2010 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2010 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $230,977,896, resulting in gross unrealized appreciation and depreciation of $14,309,025 and $2,151,272, respectively, or net unrealized appreciation of $12,157,753.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at February 28, 2010.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2010 (as a percentage of net assets):

Healthcare	16.1%
State Government	14.0
Prerefunded	13.4
Transportation	10.4

The fund had the following insurance concentrations greater than 10% at February 28, 2010 (as a percentage of net assets):

AGM	16.4%
NATL	15.5

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standard Codification ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$243,135,649	$--

Totals by level	$--	$243,135,649	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2010